Mineral property interests (Tables)	6 Months Ended
Jun. 30, 2018
Mineral Property Interests [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The Company recognized a gain on the sale of the Royalty of $0.4 million as of June 8, 2018 as outlined below.

Consideration received	$1,000
Mineral property interest cost - Cañariaco Copper Royalty	(514)
Transaction costs	(116)
Gain on sale	$370